INCOME TAXES (Income Tax Uncertainties) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Computational Errors [Member]	Dec. 31, 2012 Special Circumstances [Member] USD ($)	Dec. 31, 2012 Special Circumstances [Member] CNY	Dec. 31, 2012 Transfer Pricing [Member]	Dec. 31, 2012 Resident Enterprises For PRC Tax Purposes [Member]	Dec. 31, 2012 Non-Resident for PRC Tax Purposes [Member]	Dec. 31, 2012 Profits Reinvested For Future Development [Member] CNY
Income Tax Contingency [Line Items]
Tax rate	25.00%	25.00%	25.00%							25.00%
Withholding tax rate											10.00%
Aggregate accumulated earning												117,703
Open tax years				2006	2010
Statute of limitations period						3 years	5 years	5 years	10 years
Underpayment of tax liability listed as special circumstance							$ 15	100
Ownership interest in domestic subsidiary requiring recording of deferred tax liabillity	50.00%